Profit Share	9 Months Ended
Sep. 30, 2012
Profit Share [Abstract]
Profit Share

5. PROFIT SHARE

The following table indicates the total profit share earned and accrued during the nine months ended September 30, 2012 and 2011. Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust's Declaration of Trust and Trust Agreement (the "Trust Agreement"). No profit share was earned or accrued during the three months ended September 30, 2012 and 2011.

	Nine months ended:
	September 30, 2012	September 30, 2011
Profit share earned	$-	$1,385
Profit share accrued at September 30	-	-
Total profit share	$-	$1,385